Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	88 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Without Sales Load [Member] | C000198375
Average Annual Return [Line Items]
Average Annual Return, Percent	13.78%	11.55%	13.01%
Without Sales Load [Member] | C000198380
Average Annual Return [Line Items]
Average Annual Return, Percent	31.85%	20.04%	21.43%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.73%	15.12%	13.28%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.73%	15.12%	13.28%